UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05537

Nicholas Money Market Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

700 North Water Street, Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)	(Zip Code)

Jeffrey T. May, Senior Vice President, Secretary and Treasurer
700 North Water Street
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Registrant's Telephone Number, Including Area Code: 414-272-4650 Date of Fiscal Year End: 12/31/2007 Date of Reporting Period: 09/30/2007 Item 1. Schedule of Investments.

Schedule of Investments (UNAUDITED)
Nicholas Money Market Fund, Inc.
AS OF: 09/30/07

Principal	Maturity	Yield to	Amortized
Amount	Date	Maturity	Cost
------------	----------	--------	------------
COMMERCIAL PAPER --- 100.41%

$1,020,000	Merrill Lynch & Co., Inc.	10/01/2007	5.36%	$ 1,020,000
300,000	Bank of America Corporation	10/02/2007	5.38%	299,956
1,000,000	Goldman Sachs Group, Inc. (The)	10/02/2007	5.36%	999,855
715,000	McGraw-Hill Companies, Inc. (The)	10/02/2007	5.36%	714,896
1,200,000	ANZ National (International) Ltd.	10/03/2007	5.39%	1,199,649
1,000,000	Prudential plc	10/03/2007	5.70%	999,689
350,000	Siemens Capital Company, LLC	10/03/2007	5.38%	349,898
162,000	Nordea North America Inc.	10/04/2007	5.18%	161,931
1,000,000	Prudential plc	10/04/2007	5.39%	999,562
598,000	Prudential plc	10/04/2007	5.40%	597,737
1,000,000	Chevron Funding Corporation	10/05/2007	5.34%	999,422
380,000	Nordea North America Inc.	10/05/2007	5.73%	379,762
1,500,000	Prudential Financial, Inc.	10/05/2007	5.23%	1,499,142
100,000	UBS Finance (Delaware) LLC	10/05/2007	5.49%	99,940
815,000	American Honda Finance Corporation	10/09/2007	5.36%	814,054
691,000	Bank of America Corporation	10/09/2007	5.39%	690,192
500,000	Danske Corporation	10/10/2007	5.13%	499,369
2,000,000	McGraw-Hill Companies, Inc. (The)	10/10/2007	5.38%	1,997,385
560,000	Prudential Financial, Inc.	10/11/2007	5.42%	559,175
595,000	Prudential Financial, Inc.	10/11/2007	5.97%	594,033
100,000	UBS Finance (Delaware) LLC	10/11/2007	5.38%	99,855
100,000	Bank of America Corporation	10/12/2007	5.38%	99,839
1,000,000	State Street Corporation	10/12/2007	5.35%	998,405
266,000	Danske Corporation	10/15/2007	5.74%	265,418
240,000	UBS Finance (Delaware) LLC	10/15/2007	5.39%	239,511
165,000	UBS Finance (Delaware) LLC	10/15/2007	5.41%	164,661
1,000,000	Goldman Sachs Group, Inc. (The)	10/16/2007	5.37%	997,821
1,500,000	JPMorgan Chase & Co.	10/16/2007	5.36%	1,496,737
1,200,000	ANZ National (International) Ltd.	10/17/2007	5.40%	1,197,194
900,000	ANZ National (International) Ltd.	10/17/2007	5.76%	897,740
400,000	BNP Paribas Finance Inc.	10/17/2007	5.40%	399,065
315,000	Siemens Capital Company, LLC	10/18/2007	5.36%	314,224
400,000	Siemens Capital Company, LLC	10/18/2007	5.36%	399,012
1,000,000	State Street Corporation	10/18/2007	5.43%	997,488
500,000	American Express Credit Corporation	10/19/2007	5.36%	498,693
500,000	Marshall & Ilsley Corporation	10/19/2007	5.25%	498,712
250,000	Bank of America Corporation	10/22/2007	5.48%	249,218
500,000	UBS Finance (Delaware) LLC	10/22/2007	5.42%	498,460
700,000	UBS Finance (Delaware) LLC	10/22/2007	5.58%	697,766
405,000	JPMorgan Chase & Co.	10/23/2007	5.36%	403,708
625,000	UBS Finance (Delaware) LLC	10/23/2007	5.28%	623,003
110,000	UBS Finance (Delaware) LLC	10/23/2007	5.41%	109,645
540,000	Marshall & Ilsley Corporation	10/24/2007	5.25%	538,223
450,000	Merrill Lynch & Co., Inc.	10/24/2007	5.37%	448,493
1,000,000	ABN AMRO North America Finance, Inc.	10/25/2007	5.38%	996,513
388,000	ABN AMRO North America Finance, Inc.	10/25/2007	5.38%	386,645
1,000,000	Merrill Lynch & Co., Inc.	10/25/2007	5.36%	996,526
750,000	Goldman Sachs Group, Inc. (The)	10/26/2007	5.39%	747,265
1,035,000	State Street Corporation	10/26/2007	5.36%	1,031,234
1,050,000	Barclays U.S. Funding Corp.	10/29/2007	5.38%	1,045,729
1,100,000	JPMorgan Chase & Co.	10/29/2007	5.37%	1,095,530
300,000	Nordea North America Inc.	10/29/2007	5.38%	298,779
825,000	American General Finance, Inc.	10/30/2007	4.88%	821,817
500,000	Marshall & Ilsley Corporation	10/30/2007	5.31%	497,905
475,000	Merrill Lynch & Co., Inc.	10/30/2007	5.41%	472,980
1,290,000	Coca-Cola Enterprises Inc.	10/31/2007	5.43%	1,284,303
475,000	American Express Credit Corporation	11/01/2007	4.87%	473,045
300,000	Siemens Capital Company, LLC	11/01/2007	4.89%	298,760
700,000	Siemens Capital Company, LLC	11/01/2007	4.91%	697,095
535,000	American Express Credit Corporation	11/02/2007	4.87%	532,727
520,000	Coca-Cola Enterprises Inc.	11/02/2007	5.47%	517,527
500,000	BASF A.G.	11/05/2007	5.42%	497,424
1,025,000	John Deere Capital Corporation	11/05/2007	5.39%	1,019,778
1,285,000	Wal-Mart Stores, Inc.	11/05/2007	5.36%	1,278,504
1,110,000	General Electric Capital Corporation	11/07/2007	4.86%	1,104,570
535,000	HSBC Finance Corporation	11/08/2007	5.42%	532,018
1,200,000	Toyota Motor Credit Corporation	11/08/2007	5.39%	1,193,350
130,000	UBS Finance (Delaware) LLC	11/08/2007	5.68%	129,238
650,000	HSBC Finance Corporation	11/09/2007	5.42%	646,282
1,000,000	ABN AMRO North America Finance, Inc.	11/13/2007	5.53%	993,550
1,000,000	Wal-Mart Stores, Inc.	11/13/2007	5.36%	993,789
455,000	AIG Funding, Inc.	11/14/2007	5.42%	452,069
805,000	AIG Funding, Inc.	11/14/2007	5.39%	799,835
1,475,000	BASF A.G.	11/15/2007	5.40%	1,465,302
1,000,000	Siemens Capital Company, LLC	11/15/2007	4.90%	994,000
110,000	BNP Paribas Finance Inc.	11/16/2007	5.41%	109,262
1,000,000	Coca-Cola Enterprises Inc.	11/16/2007	5.48%	993,164
350,000	McGraw-Hill Companies, Inc. (The)	11/16/2007	5.39%	347,652
450,000	American Express Credit Corporation	11/19/2007	5.39%	446,784
1,925,000	John Deere Capital Corporation	11/19/2007	5.31%	1,911,428
1,000,000	Citigroup Funding Inc.	11/20/2007	5.38%	992,722
450,000	AIG Funding, Inc.	11/21/2007	5.39%	446,653

500,000	Bank of America Corporation	11/26/2007	5.56%	495,800
900,000	Marshall & Ilsley Corporation	11/26/2007	5.01%	893,140
1,400,000	American Honda Finance Corporation	11/27/2007	5.39%	1,388,363
1,300,000	Barclays U.S. Funding Corp.	11/27/2007	5.59%	1,288,813
690,000	Marshall & Ilsley Corporation	11/28/2007	5.02%	684,542
596,000	Procter & Gamble International Funding S.C.A.	11/29/2007	5.39%	590,872
1,215,000	Morgan Stanley	12/03/2007	5.63%	1,203,390
1,000,000	Bank of America Corporation	12/04/2007	5.60%	990,311
1,000,000	Citigroup Funding Inc.	12/07/2007	5.02%	990,881
663,000	Procter & Gamble International Funding S.C.A.	12/11/2007	4.90%	656,737
500,000	Toyota Motor Credit Corporation	12/12/2007	5.37%	494,790
725,000	Procter & Gamble International Funding S.C.A.	12/14/2007	5.14%	717,549
1,000,000	Procter & Gamble International Funding S.C.A.	12/14/2007	4.88%	990,216
1,090,000	Toyota Motor Credit Corporation	12/14/2007	5.43%	1,078,170
425,000	Barclays U.S. Funding Corp.	12/18/2007	5.18%	420,350
1,275,000	Danske Corporation	12/21/2007	5.18%	1,260,527
1,000,000	Citigroup Funding Inc.	01/08/2008	4.99%	986,662
465,000	General Electric Capital Corporation	01/16/2008	4.90%	458,421
				-----------
TOTAL Commercial Paper (COST: $ 73,739,826)				73,739,826
				-----------

VARIABLE RATE SECURITIES --- 0.03%

17,914	American Family Financial Services, Inc.	11/01/2007	4.33%	17,914
TOTAL Variable Rate Security (COST: $ 17,914)
				-----------

TOTAL SECURITY HOLDINGS 100.44%:				73,757,740
				-----------

LIABILITIES, NET OF OTHER ASSETS (0.44%):				(321,988)
				-----------
TOTAL NET ASSETS:				$73,435,752
				-----------
				-----------

( ) - % OF NET ASSETS
(*) - NON-INCOME PRODUCING

As of September 30, 2007, there are no differences between the total cost of securities for financial reporting purposes and federal income tax purposes.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Item 2. Controls and Procedures.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls during the last fiscal quarter.

Item 3. Exhibits.

Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Act, attached hereto as part of EX-99.CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nicholas Money Market Fund, Inc. By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer

Date: 11/29/2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Albert O. Nicholas Name: Albert O. Nicholas Title: Principal Executive Officer Date: 11/29/2007 By: /s/ Jeffrey T. May Name: Jeffrey T. May Title: Principal Financial Officer Date: 11/29/2007